GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL.
Schedule of changes in the carrying amount of goodwill

	Legacy Huazhu	Legacy DH	Total
Balance at January 1, 2022
Goodwill	3,036	2,496	5,532
Accumulated impairment loss	(4)	(396)	(400)
	3,032	2,100	5,132
Goodwill acquired during the year	—	4	4
Net foreign exchange-goodwill	—	70	70
Net foreign exchange-impairment loss	—	(11)	(11)
Balance at December 31, 2022
Goodwill	3,036	2,570	5,606
Accumulated impairment loss	(4)	(407)	(411)
	3,032	2,163	5,195
Impairment loss recognized during the year	—	(4)	(4)
Net foreign exchange-goodwill	—	151	151
Net foreign exchange-impairment loss	—	(24)	(24)
Balance at December 31, 2023
Goodwill	3,036	2,721	5,757
Accumulated impairment loss	(4)	(435)	(439)
	3,032	2,286	5,318